Write-down provisions related to the inventory categories as follows: (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Raw materials	€ 71,325	€ 29,751
Work in progress	62,452	15,096
Finished goods	4,317	3,974
Purchased goods (third party products)	361	342
Total write-down provision	€ 138,455	€ 49,162